Stock and Incentive Programs (Deferred Stock Unit Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Each Deferred Stock Unit will Convert to Upon the Earlier of the Separation Date of the Grantee or the Second Anniversary of the Grant Date	1
Deferred Stock Units (DSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	79,096	50,705
Granted, Shares	33,115	31,525
Granted, Weighted-Average Grant Date Fair Value Per Share	$ 20.39	$ 14.34
Dividend equivalents units, shares granted in period	3,529	7,440
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Settled In the Period	(8,253)
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Settled In Period Weighted Average Grant Date Fair Value	$ 41.26
Forfeited, Shares	0
Allocated Share-based Compensation Expense	$ 700,000	$ 400,000	$ 600,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Grant Date Fair Value	$ 18.95	$ 21.64